Investments In Associates And Joint Ventures - Summary of Detailed Information about Investment in Associates (Detail) S/ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2015	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)
Disclosure of associates and joint ventures [line items]
Carrying amount		S/ 28,875	S/ 250,282		S/ 250,053	S/ 286,403
Gasoducto Sur Peruano S.A. [member]
Disclosure of associates and joint ventures [line items]
Interest in capital	20.00%
Concesionaria Chavimochic S.A.C. [member]
Disclosure of associates and joint ventures [line items]
Carrying amount | $				$ 647
Other Associates [member]
Disclosure of associates and joint ventures [line items]
Carrying amount		S/ 327	S/ 776
Common Share [member] | Gasoducto Sur Peruano S.A. [member]
Disclosure of associates and joint ventures [line items]
Interest in capital		21.49%	21.49%
Carrying amount			S/ 218,276
Common Share [member] | Concesionaria Chavimochic S.A.C. [member]
Disclosure of associates and joint ventures [line items]
Interest in capital		26.50%	26.50%
Carrying amount		S/ 18,320	S/ 20,524
Common Share [member] | Peru Piping Spools S.A.C. [member]
Disclosure of associates and joint ventures [line items]
Interest in capital		33.33%	33.33%
Carrying amount		S/ 4,166	S/ 5,102
Common Share [member] | Obratres S.A.C. [Member]
Disclosure of associates and joint ventures [line items]
Interest in capital		37.50%	37.50%
Carrying amount		S/ 3,756	S/ 3,758
Common Share [member] | Inversiones Majes S.A. [Member]
Disclosure of associates and joint ventures [line items]
Interest in capital		9.59%	9.59%
Carrying amount		S/ 2,306	S/ 1,846